FINANCE COSTS AND UNWINDING OF OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of finance costs and unwinding of obligations [Abstract]
Disclosure of Finance Costs and Unwinding of Obligations by Item

	US Dollars
Figures in millions	2020	2019	2018
Finance costs
Finance costs on bonds, corporate notes, bank loans and other	124	135	128
Amortisation of fees	23	4	7
Lease finance charges	8	10	5
Less: interest captalised	(17)	(6)	—
	138	143	140
Unwinding of obligations	39	29	28
Total finance costs and unwinding of obligations (notes 32 and 36)	177	172	168
The interest included within finance costs is calculated at effective interest rates.